Capitalized Software Development Costs	12 Months Ended
Dec. 31, 2016
Research And Development [Abstract]
Capitalized Software Development Costs

(7) Capitalized Software Development Costs

Capitalized software development costs consisted of the following at December 31, 2016 and 2015 (in thousands):

			As of December 31, 2016
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
Capitalized software development costs	$30,658	3 years	$(21,866)	$8,792
Total capitalized software development costs	$30,658		$(21,866)	$8,792

			As of December 31, 2015
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
Capitalized software development costs	$25,119	3 years	$(16,941)	$8,178
Total capitalized software development costs	$25,119		$(16,941)	$8,178

The Company capitalized software development costs of $5.5 million and $4.9 million during the years ended December 31, 2016 and 2015, respectively.

The total amortization expense related to capitalized software development costs for the years ended December 31, 2016, 2015 and 2014 was $4.9 million, $3.0 million and $0.8 million, respectively. Amortization of capitalized software development costs is classified within cost of revenue in the consolidated statements of operations and comprehensive loss.

The expected amortization, as of December 31, 2016, for each of the next three years is as follows:

Year ending December 31:

(in thousands)
2017	$4,361
2018	2,844
2019	1,587
$8,792